Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.6% of Net Assets
	Aerospace & Defense — 2.8%
5,560	L3Harris Technologies, Inc.	$ 1,091,094
14,789	Raytheon Technologies Corp.	1,448,287
	Total Aerospace & Defense	$2,539,381
	Air Freight & Logistics — 1.5%
6,487	CH Robinson Worldwide, Inc.	$ 644,613
3,936	United Parcel Service, Inc., Class B	763,545
	Total Air Freight & Logistics	$1,408,158
	Automobile Components — 1.9%
3,661	Autoliv, Inc.	$ 341,791
29,080	BorgWarner, Inc.	1,428,119
	Total Automobile Components	$1,769,910
	Automobiles — 0.8%
26,776	Honda Motor Co., Ltd. (A.D.R.)	$ 709,296
	Total Automobiles	$709,296
	Banks — 4.6%
11,071	JPMorgan Chase & Co.	$ 1,442,662
5,609	M&T Bank Corp.	670,668
7,640	PNC Financial Services Group, Inc.	971,044
30,924	Regions Financial Corp.	573,949
15,748	Truist Financial Corp.	537,007
	Total Banks	$4,195,330
	Capital Markets — 8.0%
22,565	Bank of New York Mellon Corp.	$ 1,025,354
4,301	CME Group, Inc.	823,728
10,314	Morgan Stanley	905,569
12,295	Northern Trust Corp.	1,083,558
12,783	Raymond James Financial, Inc.	1,192,271
16,160	State Street Corp.	1,223,150
9,339	T Rowe Price Group, Inc.	1,054,373
	Total Capital Markets	$7,308,003
	Chemicals — 2.7%
3,258	Air Products and Chemicals, Inc.	$ 935,730
8,426	Celanese Corp.	917,507
9,506	Corteva, Inc.	573,307
	Total Chemicals	$2,426,544
	Commercial Services & Supplies — 0.6%
4,067	MSA Safety, Inc.	$ 542,944
	Total Commercial Services & Supplies	$542,944
	Communications Equipment — 0.5%
8,673	Cisco Systems, Inc.	$ 453,381
	Total Communications Equipment	$453,381

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Consumer Staples Distribution & Retail — 1.7%
6,495	Target Corp.	$ 1,075,767
3,376	Walmart, Inc.	497,791
	Total Consumer Staples Distribution & Retail	$1,573,558
	Diversified Telecommunication Services — 0.6%
11,602	BCE, Inc.	$ 519,654
	Total Diversified Telecommunication Services	$519,654
	Electric Utilities — 3.6%
7,904	American Electric Power Co., Inc.	$ 719,185
16,469	Eversource Energy	1,288,864
16,161	NextEra Energy, Inc.	1,245,690
	Total Electric Utilities	$3,253,739
	Electrical Equipment — 0.7%
3,707	Eaton Corp. Plc	$ 635,157
	Total Electrical Equipment	$635,157
	Electronic Equipment, Instruments & Components — 0.9%
4,177	CDW Corp.	$ 814,056
	Total Electronic Equipment, Instruments & Components	$814,056
	Food Products — 5.7%
15,704	Campbell Soup Co.	$ 863,406
5,307	John B Sanfilippo & Son, Inc.	514,354
15,641	McCormick & Co., Inc., Non-Voting Shares	1,301,488
21,894	Mondelez International, Inc., Class A	1,526,450
8,579	Nestle S.A. (A.D.R.)	1,043,978
	Total Food Products	$5,249,676
	Ground Transportation — 1.1%
2,882	Canadian National Railway Co.	$ 339,990
1,688	Union Pacific Corp.	339,727
7,239	Werner Enterprises, Inc.	329,302
	Total Ground Transportation	$1,009,019
	Health Care Equipment & Supplies — 3.1%
5,709	Becton Dickinson & Co.	$ 1,413,206
5,039	Stryker Corp.	1,438,483
	Total Health Care Equipment & Supplies	$2,851,689
	Health Care Providers & Services — 3.5%
4,135	AmerisourceBergen Corp.	$ 662,055
10,423	Cardinal Health, Inc.	786,936
13,493	CVS Health Corp.	1,002,665
1,597	Humana, Inc.	775,280
	Total Health Care Providers & Services	$3,226,936
	Health Care REITs — 0.4%
19,029	Healthcare Realty Trust, Inc.	$ 367,831
	Total Health Care REITs	$367,831
	Hotels, Restaurants & Leisure — 0.6%
3,511	Darden Restaurants, Inc.	$ 544,767
	Total Hotels, Restaurants & Leisure	$544,767

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Household Products — 1.9%
4,090	Clorox Co.	$ 647,202
14,821	Colgate-Palmolive Co.	1,113,798
	Total Household Products	$1,761,000
	Industrial REITs — 1.2%
9,078	Prologis, Inc.	$ 1,132,662
	Total Industrial REITs	$1,132,662
	Insurance — 2.5%
48,172	Sun Life Financial, Inc.	$ 2,249,632
	Total Insurance	$2,249,632
	IT Services — 1.0%
6,939	International Business Machines Corp.	$ 909,634
	Total IT Services	$909,634
	Life Sciences Tools & Services — 2.1%
12,452	Bruker Corp.	$ 981,715
1,667	Thermo Fisher Scientific, Inc.	960,809
	Total Life Sciences Tools & Services	$1,942,524
	Machinery — 6.2%
1,927	Caterpillar, Inc.	$ 440,975
1,560	Deere & Co.	644,093
57,839	Gorman-Rupp Co.	1,445,975
5,509	Oshkosh Corp.	458,238
23,144	PACCAR, Inc.	1,694,141
12,748	Timken Co.	1,041,766
	Total Machinery	$5,725,188
	Media — 4.7%
18,398	Comcast Corp., Class A	$ 697,468
24,384	Fox Corp., Class A	830,275
39,842	Interpublic Group of Cos., Inc.	1,483,716
14,001	Omnicom Group, Inc.	1,320,855
	Total Media	$4,332,314
	Metals & Mining — 4.2%
15,213	Materion Corp.	$ 1,764,708
8,236	Reliance Steel & Aluminum Co.	2,114,511
	Total Metals & Mining	$3,879,219
	Multi-Utilities — 0.8%
12,315	CMS Energy Corp.	$ 755,895
	Total Multi-Utilities	$755,895
	Office REITs — 1.7%
12,702	Alexandria Real Estate Equities, Inc.	$ 1,595,244
	Total Office REITs	$1,595,244
	Oil, Gas & Consumable Fuels — 6.9%
10,900	Chevron Corp.	$ 1,778,444
18,505	Coterra Energy, Inc.	454,113
14,411	EQT Corp.	459,855
17,691	Exxon Mobil Corp.	1,939,995

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
8,566	Phillips 66	$ 868,421
14,790	Shell Plc (A.D.R.)	851,016
	Total Oil, Gas & Consumable Fuels	$6,351,844
	Pharmaceuticals — 6.4%
13,546	AstraZeneca Plc (A.D.R.)	$ 940,228
3,058	Eli Lilly & Co.	1,050,178
9,004	Johnson & Johnson	1,395,620
8,525	Merck & Co., Inc.	906,975
7,044	Novo Nordisk AS (A.D.R.)	1,120,982
11,667	Pfizer, Inc.	476,014
	Total Pharmaceuticals	$5,889,997
	Professional Services — 1.7%
3,301	Automatic Data Processing, Inc.	$ 734,901
6,986	Paychex, Inc.	800,526
	Total Professional Services	$1,535,427
	Residential REITs — 1.0%
8,820	Camden Property Trust	$ 924,689
	Total Residential REITs	$924,689
	Semiconductors & Semiconductor Equipment — 5.1%
7,260	Analog Devices, Inc.	$ 1,431,817
3,213	KLA Corp.	1,282,533
6,238	Microchip Technology, Inc.	522,620
4,967	MKS Instruments, Inc.	440,175
5,486	Texas Instruments, Inc.	1,020,451
	Total Semiconductors & Semiconductor Equipment	$4,697,596
	Software — 1.1%
3,389	Microsoft Corp.	$ 977,049
	Total Software	$977,049
	Specialized REITs — 1.0%
3,086	Crown Castle, Inc.	$ 413,030
4,767	Digital Realty Trust, Inc.	468,644
	Total Specialized REITs	$881,674
	Specialty Retail — 2.1%
3,516	Home Depot, Inc.	$ 1,037,642
11,598	TJX Cos., Inc.	908,819
	Total Specialty Retail	$1,946,461
	Textiles, Apparel & Luxury Goods — 1.1%
7,573	Carter's, Inc.	$ 544,650
4,115	Ralph Lauren Corp.	480,097
	Total Textiles, Apparel & Luxury Goods	$1,024,747
	Trading Companies & Distributors — 0.9%
6,079	Ferguson Plc	$ 813,066
	Total Trading Companies & Distributors	$813,066

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Water Utilities — 0.7%
14,362	Essential Utilities, Inc.	$ 626,901
	Total Water Utilities	$626,901
	Total Common Stocks (Cost $69,748,206)	$91,351,792

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
264,275(a)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 264,275
		$264,275
	TOTAL SHORT TERM INVESTMENTS (Cost $264,275)	$264,275
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $70,012,481)	$91,616,067
	OTHER ASSETS AND LIABILITIES — 0.1%	$101,236
	net assets — 100.0%	$91,717,303

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$91,351,792	$—	$—	$91,351,792
Open-End Fund	264,275	—	—	264,275
Total Investments in Securities	$91,616,067	$—	$—	$91,616,067
During the period ended March 31, 2023, there were no transfers in or out of Level 3.